ASSET-BASED REVOLVING CREDIT FACILITY (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2010	Sep. 30, 2008
Lender's Prime [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate		0.50%
Lender's Prime [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate		1.00%
LIBOR [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate		2.25%
LIBOR [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate		2.75%
Jazz [Member]
Line of Credit Facility [Line Items]
Maximum borrowing amount		$ 45,000	$ 55,000
Borrowing availability	27,000
Amount outstanding	19,100
Jazz [Member] | Letter of Credit [Member]
Line of Credit Facility [Line Items]
Amount outstanding	$ 1,300